CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Operating expenses:
Research and development	$ 4,659,280	$ 7,567,984	$ 1,994,709
General and administrative	12,457,534	14,558,936	1,141,390
Settlement expense		21,365,641
Reimbursement of expenses from Relief Therapeutics		(771,244)	(2,020,931)
Total operating expenses	17,116,814	42,721,317	1,115,168
Income (loss) from operations	(17,116,814)	(42,721,317)	(1,115,168)
Other (income) expenses:
Gain on extinguishment of debt		(120,810)
Interest expense	5,107	10,288	38,800
Change in fair value of warrant liability	(1,468,649)	(1,468,649)
Change in fair value of Earnout Cash liability	354,701	354,701
Change in fair value of embedded put			27,160
Loss on conversion of convertible notes payable			306,641
Total other (income) expenses	(1,108,841)	(1,224,470)	372,601
Loss before tax	(16,007,973)	(41,496,847)	(1,487,769)
Provision for income taxes		0
Net loss	(16,007,973)	(41,496,847)	(1,487,769)
Deemed dividend - warrants	(2,691,799)	(2,691,799)
Deemed dividend - Earnout Shares	253,130,272	253,130,272
Net income (loss) attributable to common stockholders	$ (271,830,043)	$ (297,318,917)	$ (1,487,769)
Net earnings (loss) per share:
Basic	$ (0.38)	$ (1.07)	$ (0.04)
Diluted	(0.38)	(1.07)	(0.04)
Net earnings (loss) per share attributable to common stockholders:
Basic	(6.51)	(7.68)	(0.04)
Diluted	$ (6.51)	$ (7.68)	$ (0.04)
Weighted average common shares outstanding:
Basic	41,727,480	38,709,614	33,799,503
Diluted	41,727,480	38,709,614	33,799,503